Equity (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY
Schedule ofclasses of shares and main shareholders

12.31.2022	Number of shares in units
	Common		Class "A” Preferred		Class “B” preferred		Total
	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	734,298,319	69.66	-	-	115,945,012	6.90	850,243,331	31.07
BNDESPAR	131,161,562	12.44	-	-	524,646,248	31.24	655,807,810	23.96
Free float:
B3	137,163,852	13.02	674,880	21.58	905,448,728	53.92	1,043,287,460	38.13
NYSE	32,642,912	3.10	-	-	130,571,648	7.78	163,214,560	5.96
Latibex	222,167	0.02	-	-	1,796,243	0.11	2,018,410	0.07
Other shareholders	18,601,648	1.76	2,453,120	78.42	927,411	0.05	21,982,179	0.81
	1,054,090,460	100.00	3,128,000	100.00	1,679,335,290	100.00	2,736,553,750	100.00

12.31.2021	Number of shares in units
	Common		Class "A” Preferred		Class “B” preferred		Total
	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	734,304,512	69.66	-	-	115,969,784	6.91	850,274,296	31.07
BNDESPAR	131,161,562	12.44	-	-	524,646,248	31.24	655,807,810	23.96
Free float:
B3	126,653,784	12.02	661,760	21.16	863,944,649	51.44	991,260,193	36.23
NYSE	43,115,100	4.09	-	-	172,460,400	10.27	215,575,500	7.88
Latibex	228,667	0.02	-	-	1,782,043	0.11	2,010,710	0.07
Other shareholders	18,626,835	1.77	2,466,240	78.84	532,166	0.03	21,625,241	0.79
	1,054,090,460	100.00	3,128,000	100.00	1,679,335,290	100.00	2,736,553,750	100.00

12.31.2020	Number of shares in units
	Common		Class "A” Preferred		Class “B” preferred		Total
	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	850,285,980	58.63	-	-	-	-	850,285,980	31.07
BNDES	382,987,750	26.41	-	-	272,820,060	21.26	655,807,810	23.96
Free float:
B3	197,200,880	13.59	767,830	23.50	774,780,030	60.40	972,748,740	35.56
NYSE	1,163,450	0.08	-	-	233,148,470	18.17	234,311,920	8.56
Latibex	-	-	-	-	1,721,110	0.13	1,721,110	0.06
Other shareholders	18,672,740	1.29	2,499,690	76.50	505,760	0.04	21,678,190	0.79
	1,450,310,800	100.00	3,267,520	100.00	1,282,975,430	100.00	2,736,553,750	100.00

Schedule ofchanges in equity Value adjustments

	12.31.2022	12.31.2021	12.31.2020
Calculation basis for dividends
Net income for the year	1,112,007	4,952,573	3,904,202
Legal Reserve (5%)	(55,600)	(247,629)	(195,210)
Realization of equity evaluation adjustment	36,513	46,575	59,630
Calculation basis for minimum mandatory dividends	1,092,920	4,751,519	3,768,622
Proposed dividends
Interest on own capital - gross value	970,000	522,809	807,500
Interim dividends	-	1,197,003	-
Dividends - PNA shares	258	-	-
Complement to reach the mandatory minimum	-	-	211,057
Additional proposed dividends (a)	-	1,368,675	1,507,449
Total proposed distribution	970,258	3,088,487	2,526,006
Gross value of dividends per class of shares:
Ordinary shares	357,961	1,120,747	1,278,126
Class “A” preferred shares	1,407	3,658	4,155
Class “B” preferred shares	610,890	1,964,082	1,243,725
Gross value of dividends per share:
Ordinary shares	0.33393	1.06323	0.88128
Class “A” preferred shares	0.44976	1.16956	1.27172
Class “B” preferred shares	0.36732	1.16956	0.96941

Gross value of dividends per share - Units (b)	1.80322	5.74147	-
(a)	In April 2022 and 2021 the General Assembly resolved to pay the proposed additional dividend, which occurred in June 2022 and August 2021.
(b)	The Units are made up of 1 Ordinary share and 4 Class "B" preferred shares.

Schedule of proposed dividend distribution

Balance as of January 1, 2020	591,927
Actuarial liabilities
Post employment benefits	(271,345)
Taxes on adjustments	92,190
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)
Taxes on adjustments	30,717
Attributed to non-controlling interest	207
Balance as of December 31, 2020	353,349
Actuarial liabilities
Post employment benefits	246,626
Taxes on adjustments	(93,881)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(70,569)
Taxes on adjustments	23,994
Actuarial liability - investiment realization	(33,205)
Attributed to non-controlling interest	(144)
Balance as of December 31, 2021	426,170
Actuarial liabilities
Post employment benefits	291,740
Taxes on adjustments	(88,548)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(55,322)
Taxes on adjustments	18,809
Actuarial gain - realization (a)	(3,541)
Other adjustments
Gains on financial assets - subsidiaries	10,295
Taxes on other adjustments	(3,500)
Attributed to non-controlling interest	(2,721)
Balance as of December 31, 2022	593,382
(a)	realization of Copel SER's actuarial gain after the transfer of all employees to Copel's other wholly-owned subsidiaries.

Schedule of earnings per share - basic and diluted

	Continuing	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
	operations	12.31.2022	operations	operations	12.31.2021	operations	operations	12.31.2020
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	409,399	409,399	1,417,379	482,241	1,899,620	1,935,144	40,607	1,975,751
Class “A” preferred shares	1,575	1,575	4,478	1,430	5,908	5,783	100	5,883
Class “B” preferred shares	701,033	701,033	2,345,340	701,705	3,047,045	1,883,054	39,514	1,922,568
	1,112,007	1,112,007	3,767,197	1,185,376	4,952,573	3,823,981	80,221	3,904,202
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	1,054,090,460	1,054,090,460	1,176,755,935	1,176,755,935	1,176,755,935	1,450,310,800	1,450,310,800	1,450,310,800
Class “A” preferred shares	3,128,000	3,128,000	3,171,194	3,171,194	3,171,194	3,268,067	3,268,067	3,268,067
Class “B” preferred shares	1,679,335,290	1,679,335,290	1,556,626,621	1,556,626,621	1,556,626,621	1,282,974,883	1,282,974,883	1,282,974,883
	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	0.38839	0.38839	1.20448	0.40981	1.61429	1.33430	0.02800	1.36229
Class “A” preferred shares	0.50343	0.50343	1.41173	0.45079	1.86252	1.76982	0.03080	1.80062
Class “B” preferred shares	0.41745	0.41745	1.50668	0.45079	1.95747	1.46773	0.03080	1.49852